Share Based Compensation - Summary of Number of Shares and Synthetic Shares (Detail) shares in Millions	12 Months Ended
Dec. 31, 2025 shares
The President and CEO [member] | LTV 2025 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	0.0
Granted shares	0.3
Increase/decrease due to performance condition 2023	0.1
Outstanding ending	0.4
The President and CEO [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	0.6
Granted shares	0.5
Outstanding ending	0.6
The President and CEO [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	0.3
Granted shares	0.6
Increase/decrease due to performance condition 2023	0.2
Outstanding ending	0.5
The President and CEO [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	0.3
Exercised during 2023	(0.3)
The President and CEO [member] | Longterm Variable Compensation Program [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	1.2
Granted shares	0.3
Forfeited during 2023	0.0
Increase/decrease due to performance condition 2023	0.3
Outstanding ending	1.5
Top Management [member] | LTV 2025 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	0.0
Maximum shares required	12.7
Granted shares	3.1
Forfeited during 2023	(0.2)
Increase/decrease due to performance condition 2023	0.5
Outstanding ending	3.4
Top Management [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	4.7
Maximum shares required	10.4
Granted shares	4.0
Forfeited during 2023	(0.5)
Increase/decrease due to performance condition 2023	0.1
Outstanding ending	4.3
Top Management [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	1.9
Maximum shares required	4.1
Granted shares	3.7
Forfeited during 2023	(0.1)
Increase/decrease due to performance condition 2023	1.0
Outstanding ending	2.8
Top Management [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	0.6
Exercised during 2023	(0.6)
Top Management [member] | Longterm Variable Compensation Program [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding beginning	7.2
Granted shares	3.1
Exercised during 2023	(0.6)
Forfeited during 2023	(0.8)
Increase/decrease due to performance condition 2023	1.6
Outstanding ending	10.5